CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities
Net income	$ 404		$ 1,341
Adjustments to reconcile net income to cash and cash equivalents provided by operating activities:
Provision for loan losses	704		(27)
Depreciation and amortization of bank premises, equipment and software	441		361
Accretion of loan fair value adjustments related to acquisition	(7)		(9)
Net amortization of bond premiums/discounts	144		128
Accretion of long term subordinated debt issuance costs	71		15
Gain on the sale of investment securities	0		(55)
Amortization of core deposit intangible	44		56
Stock compensation expense	24		60
Increase in value of life insurance contracts	(199)		(53)
Net losses and impairment write-downs on foreclosed assets	219		427
Deferred tax provision	1,373		843
Decrease in other assets	109		(11)
Increase in accrued interest receivable	(133)		41
Increase (decrease) in accrued interest payable	5		229
Decrease in other liabilities	112		(77)
Net cash and cash equivalents provided by operating activities	3,311		3,269
Cash flows from investing activities
Net increase in loans	(41,198)		(17,032)
Proceeds from sale of foreclosed assets	523		1,165
Net purchases of bank premises, equipment and software	(519)		(1,039)
Purchase of Bank owned life insurance	(5,500)		0
Purchase of available-for-sale securities	(8,918)		(22,460)
Proceeds from maturities, calls and pay-downs of available-for-sale securities	4,166		17,406
Proceeds from the sale of available for sale securities	0		802
Redemption (purchase) of Federal Home Loan Bank stock	(399)		(126)
Net cash and cash equivalents used in investing activities	(51,845)		(21,284)
Cash flows from financing activities
Increase in deposits	21,988		33,872
Increase (decrease) in Federal Home Loan Bank advances	9,500		1,100
Payment of capital lease obligation	(61)		(57)
Decrease in federal funds purchased	0		(2,355)
Issuance of subordinated debt	0		9,590
Dividends paid on preferred stock	0		(222)
Redemption of preferred stock	0		(2,580)
Net proceeds from issuance of common stock	14		3
Net cash and cash equivalents provided by financing activities	31,441		39,351
Net increase (decrease) in cash and cash equivalents	(17,093)		21,336
Cash and cash equivalents, beginning	26,149		4,813
Cash and cash equivalents, ending	9,056	[1]	26,149
Supplemental disclosure of cash flow information
Cash paid during the period for taxes	15		16
Cash paid during the period for interest	3,474		2,644
Noncash financing and investing activities
Unrealized gain (loss) on investment securities available-for-sale, net of taxes	(356)		2
Transfer of loans to foreclosed assets	$ 520		$ 609

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.